POSTRETIREMENT BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Summary of Plan Obligations in Excess of Plan Assets
Plan Obligations in Excess of Plan Assets

	2023	2022
As of December 31,	Principal pension	Other pension	Principal retiree benefit	Other pension
Projected / Accumulated postretirement benefit obligation(a)	$10,780	$1,048	$766	$948
Fair value of plan assets	9,491	410	—	406
Funded status – surplus (deficit)	$(1,289)	$(638)	$(766)	$(542)

(a)	Represents projected benefit obligation for pension plans and accumulated postretirement benefit obligation for Principal retiree benefit plans.

Schedule of Net Benefit Costs
The components of benefit plans cost (income) other than the service cost are included in the caption
Non-operating
benefit income in our Combined Statement of Income (Loss).

	2024			2023
Three months ended March 31 ,	Principal pension	Other pension	Principal retiree benefit	Principal pension	Other pension	Principal retiree benefit
Service cost – operating	$6	$8	$1	$6	$9	$2
Interest cost	135	57	9	141	61	10
Expected return on plan assets	(184)	(84)	—	(189)	(86)	—
Amortization of net loss (gain)	(46)	8	(11)	(51)	1	(11)
Amortization of prior service cost (credit)	2	(2)	(15)	1	(1)	(15)
Curtailment/settlement gain	—	—	—	—	(3)	—
Non-operating benefit costs (income)	$(93)	$(21)	$(17)	$(98)	$(28)	$(16)
Net periodic expense (income)	$(87)	$(13)	$(16)	$(92)	$(19)	$(14)

Components of Expense (Income)

	2023			2022	2021
As of December 31,	Principal pension	Other pension	Principal retiree benefit	Other pension	Other pension
Service cost – operating	$24	$31	$6	$30	$44
Interest cost	561	248	41	94	86
Expected return on plan assets	(756)	(349)	—	(281)	(313)
Amortization of net loss (gain)	(210)	4	(45)	9	47
Amortization of prior service cost (credit)	4	(6)	(59)	(7)	(7)
Curtailment / settlement loss (gain)	—	(6)	—	(7)	30
Non-operating benefit costs (income)	$(401)	$(109)	$(63)	$(192)	$(157)
Net periodic expense (income)	$(377)	$(78)	$(57)	$(162)	$(113)
Weighted-average benefit obligations assumptions
Discount rate	5.19%	3.51%	5.08%	3.93%	1.42%
Compensation increases	3.85%	2.12%	3.24%	1.88%	1.69%
Initial healthcare trend rate(a)	N/A	N/A	6.50%	N/A	N/A
Weighted-average benefit cost assumptions
Discount rate	5.53%	3.93%	5.43%	1.42%	1.00%
Expected rate of return on plan assets	7.00%	5.65%	0.00%	4.70%	4.98%

(a)	For 2023, ultimately declining to 5.00% for 2030 and thereafter.

Summary of Changes in Projected Benefit Obligations	Plan Funded Status

	2023			2022
Change in Projected Benefit Obligations	Principal pension	Other pension	Principal retiree benefit	Other pension
Balance at January 1,	$—	$4,756	$—	$7,054
Service cost	24	31	6	30
Interest cost	561	248	41	94
Participant contributions	3	19	10	18
Plan amendments	17	—	—	—
Actuarial loss (gain) – net(a)	300	438	(5)	(1,633)
Benefits paid	(766)	(424)	(87)	(353)
Curtailments/settlement	—	(11)	—	—
Transfers and other – net(b)	10,641	1,343	801	—
Exchange rate adjustments	—	312	—	(454)
Balance as of December 31,	$10,780 (c)	$6,712	$766 (d)	$4,756
Change in Plan Assets
Balance at January 1,	$—	$4,805	$—	$6,875
Actual gain (loss) on plan assets	602	437	—	(1,333)
Employer contributions	28	102	77	44
Participant contributions	3	19	10	18
Benefits paid	(766)	(424)	(87)	(353)
Curtailments/settlement	—	(11)	—	—
Transfers and other – net(b)	9,624	1,569	—	—
Exchange rate adjustments	—	354	—	(446)
Balance as of December 31,	$9,491	$6,851	$—	$4,805
Funded status – surplus (deficit)	$(1,289)	$139	$(766)	$49

(a)	Primarily due to the impact of discount rates.
(b)	Primarily relates to plans allocated to GE Vernova on January 1, 2023.
(c)	The benefit obligation for the GE Energy Supplementary Pension Plan, which is an unfunded plan, was $541 million at December 31, 2023.
(d)	The benefit obligation for retiree health plans was $447 million at December 31, 2023.

Schedule of Amounts Recognized in Balance Sheet
Amounts Recorded in the Combined Statements of Financial Position

	2023			2022
As of December 31,	Principal pension	Other pension	Principal retiree benefit	Other pension
Non-current assets – other	$—	$775	$—	$591
Current liabilities – other	(30)	(18)	(77)	(16)
Non-current liabilities – compensation and benefits	(1,259)	(581)	(689)	(491)
Liabilities of business held for sale	—	(37)	—	(35)
Net amount recorded	$(1,289)	$139	$(766)	$49

Summary of Amounts Recorded in AOCI
Amounts Recorded in AOCI

	2023			2022	2021
As of December 31,	Principal pension	Other pension	Principal retiree benefit	Other pension	Other pension
Prior service cost (credit)	$12	$(25)	$(366)	$(28)	$(36)
Net loss (gain)	(404)	719	(375)	91	122
Total recorded in AOCI	$(392)	$694	$(741)	$63	$86

Schedule of Allocation of Plan Assets
Composition of Plan Assets

	2023		2022
As of December 31,	Principal pension	Other pension	Other pension
Global equity securities	$634	$943	$784
Debt securities(a)	4,598	2,759	2,500
Real estate	247	12	15
Private equities and other investments	197	161	134
Plan assets measured at fair value	$5,676	$3,875	$3,433
Global equity securities	1,013	391	$75
Debt securities	609	1,554	256
Real estate	340	775	722
Private equities and other investments	1,853	256	319
Plan assets measured at net asset value	3,815	2,976	$1,372
Total plan assets	$9,491	$6,851	$4,805

(a)
GE Energy Pension Plan assets as of December 31, 2023 includes $2,105 million of U.S. corporate debt securities, primarily made up of investment-grade bonds of U.S. issuers from diverse industries, and $1,932 million of other debt securities, primarily made up of investments in residential and commercial mortgage-backed securities,
non-U.S.
corporate and government bonds and U.S. government, federal agency, state and municipal debt. Other pension plan assets as of December 31, 2023 and December 31, 2022 includes debt securities primarily made up of fixed income and cash investment funds.

Summary of Defined Benefit Plan

	2023 Target allocation		2023 Actual allocation
	Principal pension	Other pension (weighted average)	Principal pension	Other pension (weighted average)
Global equity securities	10.0 - 30.0%	19%	17%	19%
Debt securities (including cash equivalents)	31.0 - 81.5%	59%	55%	63%
Real estate	1.0 - 10.0%	8%	6%	12%
Private equities and other investments	6.0 - 34.0%	14%	22%	6%

Summary of Funding Status Related to the Plans as of the Plans' Separation or Allocation	The funding status related to the plans as of the plans’ separation or allocation date effective January 1, 2023, are shown in the table below.

As of January 1, 2023	Benefit Obligation	Fair Value of Plan Assets	Deficit/ (Surplus)	Unrecognized gain (loss) to be recorded in AOCI
GE Energy Pension Plan	$10,068	$9,594	$474	$949
GE Energy Supplementary Pension Plan	510	—	510	107
Retiree Benefit Plans	801	—	801	840
Other Pension Plans(a)	1,352	1,568	(216)	(264)
Total	$12,731	$11,162	$1,569	$1,632

(a)	Consists primarily of amounts related to pension plans in the United Kingdom, Canada and the Netherlands.

Summary of GE Energy Pension Plan Assets
GE securities represented 0.2% of the GE Energy Pension Plan assets at December 31, 2023.

Annualized Returns(a)	1 year	5 years	10 years	25 years
GE Energy Pension Plan	6.6%	5.2%	4.6%	5.3%

(a)	Prior to 2023, the annualized returns represent GE Pension Plan.

Summary of Expected Future Benefit Payments of Our Benefit Plans

Expected Future Benefit Payments of our Benefit Plans(a)	Principal pension	Other pension	Principal retiree benefit
2024	$780	$400	$80
2025	785	380	80
2026	785	380	75
2027	785	390	75
2028	785	390	75
2029 – 2033	3,850	1,975	325

(a)	As of the measurement date of December 31, 2023.